Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 21, 2021	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents
Concentrations of credit risk			250,000		250,000
Unrecognized tax benefits
Unrecognized tax benefits accrued for interest and penalties
Offering costs			500,000		17,398,949
Underwriting fees			3,300,000
Deferred underwriting commissions					5,775,000
Investors amount			8,104,500	$ 8,104,500
Other offering costs					719,449
Deferred underwriting fee payable	$ 2,500,000		5,775,000
Federal depository insurance					250,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			17,398,949		17,398,949
Underwriting fees			2,800,000		2,800,000
Deferred underwriting commissions			5,775,000
Investors amount			8,104,500
Other offering costs			$ 719,449		719,449
Deferred underwriting commission					5,775,000
Incentives to anchor investors					$ 8,104,500
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred underwriting fee payable		$ 4,042,500
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred underwriting fee payable		$ 1,732,500
Common Class A Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock subject to possible redemption, outstanding (in Shares)			3,519,819		16,500,000